Revenue - Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenues	$ 223,413	$ 171,144	$ 409,841	$ 326,475	$ 698,144	$ 550,846
United States
Revenue
Revenues	181,526	141,487	334,541	276,882	583,011	445,210
All other countries
Revenue
Revenues	41,887	29,657	75,300	49,593	115,133	105,636
Product
Revenue
Revenues					551,013	424,906
Product | United States
Revenue
Revenues					547,201	421,670
Product | All other countries
Revenue
Revenues					3,812	3,236
Coffee & tea
Revenue
Revenues	140,614	108,725	262,296	211,609	445,466	344,919
Flavors, extracts & ingredients
Revenue
Revenues	29,397	24,607	55,063	47,335	98,850	72,460
Other
Revenue
Revenues	854	1,073	1,867	2,724	$ 6,697	$ 7,527
Green coffee
Revenue
Revenues	$ 52,548	$ 36,739	$ 90,615	$ 64,807